Portfolio of Investments September 30, 2024
BXMX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
X 1,572,680,908 COMMON STOCKS - 99 .7% (a) X 1,572,680,908
AUTOMOBILES & COMPONENTS - 1.7%
3,001 Ferrari NV $ 1,410,800
50,606 Gentex Corp 1,502,492
92,500 (b) Tesla Inc 24,200,775
TOTAL AUTOMOBILES & COMPONENTS 27,114,067
BANKS - 3.3%
196,230 Bank of America Corp 7,786,407
26,341 Comerica Inc 1,578,089
158,596 Fifth Third Bancorp 6,794,253
51,859 First Horizon Corp 805,370
112,235 JPMorgan Chase & Co 23,665,872
298,223 KeyCorp 4,995,235
31,173 M&T Bank Corp 5,552,535
31,763 Zions Bancorp NA 1,499,849
TOTAL BANKS 52,677,610
CAPITAL GOODS - 5.9%
17,715 Allegion plc 2,581,784
27,101 (b) Boeing Co/The 4,120,436
29,025 Caterpillar Inc 11,352,258
26,735 CNH Industrial NV 296,759
46,441 Emerson Electric Co 5,079,252
9,915 Fortune Brands Innovations Inc 887,690
11,114 (b) GE Vernova Inc 2,833,848
44,459 General Electric Co 8,384,078
31,851 Graco Inc 2,787,281
9,566 HEICO Corp 2,501,318
28,293 Honeywell International Inc 5,848,446
8,860 Hubbell Inc 3,795,181
11,615 ITT Inc 1,736,559
43,726 Masco Corp 3,670,360
6,090 (b) NEXTracker Inc, Class A 228,253
9,120 Northrop Grumman Corp 4,815,998
14,478 nVent Electric PLC 1,017,224
39,784 Otis Worldwide Corp 4,135,149
15,767 Parker-Hannifin Corp 9,961,906
10,242 Rockwell Automation Inc 2,749,567
90,271 RTX Corp 10,937,234
10,383 Timken Co/The 875,183
3,503 Watsco Inc 1,723,056
4,597 Woodward Inc 788,432
TOTAL CAPITAL GOODS 93,107,252
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
28,578 Automatic Data Processing Inc 7,908,390
9,115 Booz Allen Hamilton Holding Corp 1,483,557
29,065 (b) CoStar Group Inc 2,192,664
9,803 ManpowerGroup Inc 720,717
15,652 SS&C Technologies Holdings Inc 1,161,535
11,679 TransUnion 1,222,791
13,228 Waste Connections Inc 2,365,431
37,983 Waste Management Inc 7,885,271
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 24,940,356
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
315,996 (b) Amazon.com Inc 58,879,535
8,358 American Eagle Outfitters Inc 187,136
2,461 (b) Burlington Stores Inc 648,424
4,252 Dick's Sporting Goods Inc 887,392
8,843 Ferguson Enterprises Inc 1,755,955
3,114 (b) Five Below Inc 275,122
43,647 Home Depot Inc/The 17,685,764

Portfolio of Investments September 30, 2024
(continued)
BXMX

SHARES DESCRIPTION   VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
5,691 JD.com Inc, ADR $ 227,640
24,839 LKQ Corp 991,573
29,953 Lowe's Cos Inc 8,112,770
12,760 Macy's Inc 200,204
173 (b) MercadoLibre Inc 354,989
16,563 Nordstrom Inc 372,502
5,048 Williams-Sonoma Inc 782,036
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 91,361,042
CONSUMER DURABLES & APPAREL - 0.9%
32,919 KB Home 2,820,829
6,689 Kontoor Brands Inc 547,027
3,315 (b) Lululemon Athletica Inc 899,525
25,861 (b) Mattel Inc 492,652
50,573 NIKE Inc, Class B 4,470,653
6,048 Polaris Inc 503,436
15,644 Toll Brothers Inc 2,416,842
6,182 (b) TopBuild Corp 2,514,899
TOTAL CONSUMER DURABLES & APPAREL 14,665,863
CONSUMER SERVICES - 1.7%
1,947 Booking Holdings Inc 8,200,998
20,067 (b) DraftKings Inc, Class A 786,626
23,509 Marriott International Inc/MD, Class A 5,844,337
17,473 McDonald's Corp 5,320,703
16,077 Restaurant Brands International Inc 1,159,473
51,807 Starbucks Corp 5,050,665
5,468 Texas Roadhouse Inc 965,649
TOTAL CONSUMER SERVICES 27,328,451
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
14,915 (b) BJ's Wholesale Club Holdings Inc 1,230,189
4,507 Casey's General Stores Inc 1,693,325
19,022 Costco Wholesale Corp 16,863,383
27,087 Target Corp 4,221,780
15,913 (b) US Foods Holding Corp 978,650
118,199 Walmart Inc 9,544,569
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 34,531,896
ENERGY - 3.3%
24,159 Cenovus Energy Inc 404,180
1,124 Cheniere Energy Inc 202,140
77,267 Chevron Corp 11,379,111
9,675 (b) CNX Resources Corp 315,115
64,103 ConocoPhillips 6,748,764
41,292 Enbridge Inc 1,676,868
166,691 Exxon Mobil Corp 19,539,519
72,910 Halliburton Co 2,118,035
25,709 Hess Corp 3,491,282
28,016 Marathon Petroleum Corp 4,564,087
7,405 Ovintiv Inc 283,686
19,719 TC Energy Corp 937,638
TOTAL ENERGY 51,660,425
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
95,341 American Homes 4 Rent, Class A 3,660,141
33,035 American Tower Corp 7,682,620
93,029 CubeSmart 5,007,751
1,038 Gaming and Leisure Properties Inc 53,405
18,434 Lamar Advertising Co, Class A 2,462,782
8,339 Sabra Health Care REIT Inc 155,189
11,688 Sun Communities Inc 1,579,633
126,696 Weyerhaeuser Co 4,289,927
36,748 WP Carey Inc 2,289,400
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 27,180,848

SHARES DESCRIPTION   VALUE
FINANCIAL SERVICES - 8.0%
64,200 Annaly Capital Management Inc $ 1,288,494
76,092 (b) Berkshire Hathaway Inc, Class B 35,022,104
17,374 (b) Block Inc 1,166,317
53,704 (b) Brookfield Corp 2,854,368
71,247 Charles Schwab Corp/The 4,617,518
21,911 CME Group Inc 4,834,662
42,085 Discover Financial Services 5,904,105
44,488 Intercontinental Exchange Inc 7,146,552
53,398 Jefferies Financial Group Inc 3,286,647
35,103 KKR & Co Inc 4,583,750
2,406 LPL Financial Holdings Inc 559,708
22,889 Mastercard Inc, Class A 11,302,588
48,313 MGIC Investment Corp 1,236,813
2,104 Morningstar Inc 671,428
8,344 MSCI Inc 4,863,968
55,304 (b) PayPal Holdings Inc 4,315,371
19,659 S&P Global Inc 10,156,232
89,957 SLM Corp 2,057,316
75,786 Visa Inc, Class A 20,837,361
TOTAL FINANCIAL SERVICES 126,705,302
FOOD, BEVERAGE & TOBACCO - 2.6%
105,912 Altria Group Inc 5,405,748
42,851 British American Tobacco PLC, Sponsored ADR 1,567,489
229,003 Coca-Cola Co/The 16,456,156
33,408 (b) Coca-Cola Europacific Partners PLC 2,630,880
8,808 Hormel Foods Corp 279,214
132,012 Mondelez International Inc, Class A 9,725,324
80,074 (b) Monster Beverage Corp 4,177,461
12,100 (b) Post Holdings Inc 1,400,575
TOTAL FOOD, BEVERAGE & TOBACCO 41,642,847
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
96,418 Abbott Laboratories 10,992,616
21,328 Alcon Inc 2,134,293
106,173 (b) Boston Scientific Corp 8,897,297
14,642 Cigna Group/The 5,072,575
14,592 Elevance Health Inc 7,587,840
28,153 GE HealthCare Technologies Inc 2,642,159
16,250 HCA Healthcare Inc 6,604,488
7,324 (b) IDEXX Laboratories Inc 3,700,231
82,736 Medtronic PLC 7,448,722
36,459 UnitedHealth Group Inc 21,316,848
638 (b) Veeva Systems Inc, Class A 133,897
TOTAL HEALTH CARE EQUIPMENT & SERVICES 76,530,966
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
15,340 (b) BellRing Brands Inc 931,445
117,126 Procter & Gamble Co/The 20,286,223
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 21,217,668
INSURANCE - 2.2%
28,004 Allstate Corp/The 5,310,959
34,937 Arthur J Gallagher & Co 9,830,224
23,577 Fidelity National Financial Inc 1,463,189
38,545 Hartford Financial Services Group Inc/The 4,533,278
9,393 Lincoln National Corp 295,973
3,360 RenaissanceRe Holdings Ltd 915,264
29,077 Travelers Cos Inc/The 6,807,507
89,232 W R Berkley Corp 5,062,131
TOTAL INSURANCE 34,218,525
MATERIALS - 2.2%
9,313 Avery Dennison Corp 2,055,938
74,375 Barrick Gold Corp 1,479,319
6,364 Chemours Co/The 129,316

Portfolio of Investments September 30, 2024
(continued)
BXMX

SHARES DESCRIPTION   VALUE
MATERIALS (continued)
52,881 Corteva Inc $ 3,108,874
7,888 Crown Holdings Inc 756,301
62,947 Dow Inc 3,438,795
23,362 Eastman Chemical Co 2,615,376
20,828 Linde PLC 9,932,040
8,265 Martin Marietta Materials Inc 4,448,636
20,588 Nucor Corp 3,095,200
2,959 Nutrien Ltd 142,210
10,656 Olin Corp 511,275
8,167 Rio Tinto PLC, Sponsored ADR 581,245
14,399 RPM International Inc 1,742,279
5,718 Sonoco Products Co 312,374
7,007 Southern Copper Corp 810,500
TOTAL MATERIALS 35,159,678
MEDIA & ENTERTAINMENT - 8.0%
196,776 Alphabet Inc, Class A 32,635,300
164,297 Alphabet Inc, Class C 27,468,816
1,834 (b) Baidu Inc, Sponsored ADR 193,102
73,685 Meta Platforms Inc 42,180,241
17,694 (b) Netflix Inc 12,549,823
17,899 New York Times Co/The, Class A 996,437
91,848 News Corp, Class A 2,445,912
11,727 (b) Roku Inc 875,538
10,009 Sirius XM Holdings Inc 236,713
63,594 Walt Disney Co/The 6,117,107
TOTAL MEDIA & ENTERTAINMENT 125,698,989
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
70,152 AbbVie Inc 13,853,617
3,338 (b) Alnylam Pharmaceuticals Inc 918,050
25,349 Amgen Inc 8,167,701
56,490 (b) Avantor Inc 1,461,396
97,561 Bristol-Myers Squibb Co 5,047,806
27,106 Eli Lilly & Co 24,014,289
12,832 (b) Exact Sciences Corp 874,116
67,257 Gilead Sciences Inc 5,638,827
5,303 (b) ICON PLC 1,523,605
94,929 Johnson & Johnson 15,384,194
108,854 Merck & Co Inc 12,361,460
201,702 Pfizer Inc 5,837,256
28,283 (b) Teva Pharmaceutical Industries Ltd, Sponsored ADR 509,660
20,510 Thermo Fisher Scientific Inc 12,686,871
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 108,278,848
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.4%
62,993 (b) Advanced Micro Devices Inc 10,335,892
42,222 Applied Materials Inc 8,530,955
1,597 ASML Holding NV 1,330,700
157,670 Broadcom Inc 27,198,075
13,344 Entegris Inc 1,501,600
148,181 Intel Corp 3,476,326
9,062 Lam Research Corp 7,395,317
21,297 Marvell Technology Inc 1,535,940
48,971 Micron Technology Inc 5,078,782
809,244 NVIDIA Corp 98,274,591
19,176 NXP Semiconductors NV 4,602,432
32,082 (b) ON Semiconductor Corp 2,329,474
50,975 QUALCOMM Inc 8,668,299
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 180,258,383
SOFTWARE & SERVICES - 11.1%
20,218 Accenture PLC, Class A 7,146,659
20,473 (b) Adobe Inc 10,600,510
20,604 (b) Akamai Technologies Inc 2,079,974

SHARES DESCRIPTION   VALUE
SOFTWARE & SERVICES (continued)
3,648 (b) Atlassian Corp PLC, Class A $ 579,339
15,194 (b) Autodesk Inc 4,185,643
10,744 (b) Check Point Software Technologies Ltd 2,071,551
3,886 (b) Manhattan Associates Inc 1,093,443
251,426 Microsoft Corp 108,188,608
73,142 Oracle Corp 12,463,397
43,629 Salesforce Inc 11,941,693
10,782 (b) ServiceNow Inc 9,643,313
6,661 (b) Shopify Inc, Class A 533,812
14,844 (b) VeriSign Inc 2,819,766
1,241 (b) Workday Inc, Class A 303,313
10,368 (b) Zoom Video Communications Inc, Class A 723,064
TOTAL SOFTWARE & SERVICES 174,374,085
TECHNOLOGY HARDWARE & EQUIPMENT - 8.6%
490,952 Apple Inc 114,392,712
20,728 CDW Corp/DE 4,690,746
19,049 (b) Ciena Corp 1,173,228
220,344 Cisco Systems Inc 11,726,708
6,851 Dell Technologies Inc, Class C 812,118
34,963 (b) Flex Ltd 1,168,813
5,140 (b) Lumentum Holdings Inc 325,773
199,033 Telefonaktiebolaget LM Ericsson, Sponsored ADR 1,508,670
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 135,798,768
TELECOMMUNICATION SERVICES - 0.6%
213,828 Verizon Communications Inc 9,603,016
TOTAL TELECOMMUNICATION SERVICES 9,603,016
TRANSPORTATION - 1.3%
47,269 (b) American Airlines Group Inc 531,304
23,404 Canadian Pacific Railway Ltd 2,001,978
4,425 (b) Lyft Inc, Class A 56,419
21,947 Norfolk Southern Corp 5,453,829
2,565 (b) Saia Inc 1,121,572
68,042 (b) Uber Technologies Inc 5,114,037
40,842 United Parcel Service Inc, Class B 5,568,398
8,969 (b) XPO Inc 964,257
TOTAL TRANSPORTATION 20,811,794
UTILITIES - 2.4%
103,393 Ameren Corp 9,042,752
12,874 Atmos Energy Corp 1,785,753
53,103 Evergy Inc 3,292,917
2,933 National Fuel Gas Co 177,769
89,247 NextEra Energy Inc 7,544,049
52,512 OGE Energy Corp 2,154,042
56,692 Pinnacle West Capital Corp 5,022,344
91,439 WEC Energy Group Inc 8,794,603
TOTAL UTILITIES 37,814,229
TOTAL COMMON STOCKS
(Cost $415,505,009) 1,572,680,908
TOTAL LONG-TERM INVESTMENTS
(Cost $415,505,009) 1,572,680,908

Portfolio of Investments September 30, 2024
(continued)
BXMX

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.8%
X 59,155,696 REPURCHASE AGREEMENTS - 3 .8 % X 59,155,696
$ 53,750,000 (c) Fixed Income Clearing Corporation 4 .820% 10/01/24 $ 53,750,000
5,405,696 (d) Fixed Income Clearing Corporation 1 .520 10/01/24 5,405,696
TOTAL REPURCHASE AGREEMENTS
(Cost $59,155,696) 59,155,696
TOTAL SHORT-TERM INVESTMENTS
(Cost $59,155,696) 59,155,696
TOTAL INVESTMENTS - 103 .5%
(Cost $ 474,660,705 ) 1,631,836,604
OTHER ASSETS & LIABILITIES, NET -  (3.5)% (54,530,280)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,577,306,324
Options Written
Type Description (e)
Number of
Contracts
Notional
Amount (f)
Exercise
Price Expiration Date Value
Call S&P 500 Index (300) $ (165,000,000) $ 5,500 10/18/24 $ (8,425,500)
Call S&P 500 Index (300) (170,250,000) 5,675 10/18/24 (3,855,000)
Call S&P 500 Index (300) (174,000,000) 5,800 10/18/24 (1,404,000)
Call S&P 500 Index (300) (176,250,000) 5,875 10/18/24 (565,500)
Call S&P 500 Index (300) (177,000,000) 5,900 10/18/24 (396,000)
Call S&P 500 Index (301) (170,065,000) 5,650 11/15/24 (6,421,835)
Call S&P 500 Index (301) (173,075,000) 5,750 11/15/24 (4,305,805)
Call S&P 500 Index (301) (177,590,000) 5,900 12/20/24 (3,151,470)
Call S&P 500 Index (300) (180,000,000) 6,000 12/20/24 (1,884,000)
Total Options Written (premiums received $24,171,728) (2,703) $(1,563,230,000) $(30,409,110)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,572,680,908 $ – $ – $ 1,572,680,908
Short-Term Investments:
Repurchase Agreements – 59,155,696 – 59,155,696
Investments in Derivatives:
Options Written (30,409,110) – – (30,409,110)
Total
$ 1,542,271,798 $ 59,155,696 $ – $ 1,601,427,494
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $53,757,197 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 4/30/31, valued at $54,825,019.
(d) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $5,405,925 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $5,513,883.
(e) Exchange-traded, unless otherwise noted.
(f) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's